Profit Sharing, Retirement Savings Plans and Defined Benefit Pension Plans - Funded Status for Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of period	$ 210.1	$ 212.1
Service cost	1.3	1.2	1.1
Interest cost	7.9	9.3	4.8
Actuarial loss (gain)	(11.3)	6.4
Benefits paid	(8.7)	(8.2)
Settlement/curtailment	(7.1)	(10.7)
Benefit obligation at end of period	192.2	210.1	212.1
Change in plan assets:
Fair value of plan assets at beginning of period	177.6	171.2
Actual gain on plan assets	14.7	22.0
Employer contributions	0.2	3.3
Benefits paid	(8.7)	(8.2)
Settlement/curtailment	(7.1)	(10.7)
Other	0.7
Fair value of plan assets at end of period	177.4	177.6	171.2
Underfunded status at end of year	(14.8)	(32.5)
Non-U.S. Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of period	1,011.8	833.1
Service cost	11.0	14.9	8.1
Interest cost	35.5	37.3	21.9
Actuarial loss (gain)	34.0	149.8
Benefits paid	(32.3)	(37.4)
Settlement/curtailment	(5.6)	(6.8)
Benefit obligation at end of period	1,070.4	1,011.8	833.1
Employee contributions	3.6	3.8
Other	0.4	(0.6)
Foreign exchange impact	12.0	17.7
Change in plan assets:
Fair value of plan assets at beginning of period	784.0	704.2
Actual gain on plan assets	56.3	66.1
Employer contributions	34.1	40.2
Benefits paid	(32.3)	(37.4)
Settlement/curtailment	(5.5)	(6.5)
Other	(1.1)	(1.0)
Fair value of plan assets at end of period	845.8	784.0	704.2
Underfunded status at end of year	(224.6)	(227.8)
Employee contributions	3.6	3.8
Foreign exchange impact	$ 6.7	$ 14.6